Equipment and leasehold improvements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	$ 18,752
Ending Balance	16,213	$ 18,752
Equipment and leasehold improvements, net [Member]
Beginning Balance	6,230	6,686
Ending Balance	4,990	6,230	$ 6,686
IT equipment [member]
Beginning Balance	1,151	1,069
Ending Balance	796	1,151	1,069
Furniture and fixtures [member]
Beginning Balance	144	184
Ending Balance	76	144	184
Leasehold improvement [member]
Beginning Balance	3,504	3,840
Ending Balance	3,598	3,504	3,840
Other equipment [member]
Beginning Balance	1,431	1,593
Ending Balance	520	1,431	1,593
Cost [member]
Beginning Balance	16,068	15,590	15,469
Additions	997	1,028	603
Disposals	(1,203)	(374)	(492)
Reclassifications			0
Effect of changes in exchange rates	(49)	(176)
Ending Balance	15,813	16,068	15,590
Cost [member] | IT equipment [member]
Beginning Balance	4,905	4,338	4,170
Additions	293	683	411
Disposals	(1,045)	(63)	(253)
Reclassifications			10
Effect of changes in exchange rates	(17)	(53)
Ending Balance	4,136	4,905	4,338
Cost [member] | Furniture and fixtures [member]
Beginning Balance	1,771	1,899	1,984
Additions	1	36	12
Disposals	(84)	(102)	(97)
Reclassifications			0
Effect of changes in exchange rates	(11)	(62)
Ending Balance	1,677	1,771	1,899
Cost [member] | Leasehold improvement [member]
Beginning Balance	6,803	6,841	6,810
Additions	671	185	111
Disposals	(26)	(176)	(80)
Reclassifications			0
Effect of changes in exchange rates	(20)	(47)
Ending Balance	7,428	6,803	6,841
Cost [member] | Other equipment [member]
Beginning Balance	2,589	2,512	2,505
Additions	32	124	69
Disposals	(48)	(33)	(62)
Reclassifications			0
Effect of changes in exchange rates	(1)	(14)
Ending Balance	2,572	2,589	2,512
Accumulated amortization [member]
Beginning Balance	9,838	8,904	8,049
Amortization	2,179	1,414	1,282
Disposals	(1,173)	(352)	(469)
Reclassifications			42
Effect of changes in exchange rates	(21)	(128)
Ending Balance	10,823	9,838	8,904
Accumulated amortization [member] | IT equipment [member]
Beginning Balance	3,754	3,269	2,870
Amortization	643	584	516
Disposals	(1,043)	(59)	(159)
Reclassifications			42
Effect of changes in exchange rates	(14)	(40)
Ending Balance	3,340	3,754	3,269
Accumulated amortization [member] | Furniture and fixtures [member]
Beginning Balance	1,627	1,715	1,740
Amortization	63	62	64
Disposals	(82)	(97)	(89)
Reclassifications			0
Effect of changes in exchange rates	(7)	(53)
Ending Balance	1,601	1,627	1,715
Accumulated amortization [member] | Leasehold improvement [member]
Beginning Balance	3,299	3,001	2,648
Amortization	553	508	480
Disposals	(8)	(175)	(127)
Effect of changes in exchange rates	(14)	(35)
Ending Balance	3,830	3,299	3,001
Accumulated amortization [member] | Other equipment [member]
Beginning Balance	1,158	919	791
Amortization	920	260	222
Disposals	(40)	(21)	(94)
Effect of changes in exchange rates	14	0
Ending Balance	$ 2,052	$ 1,158	$ 919